Note 10 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Allocated Share-based Compensation Expense	$ 8,756
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	6,930
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 1,826